Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of defined benefit plans
The principal long-term assumptions used in determining the retirement plan, seniority premium and the current service cost are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Financial:
Discount rate	11.40%	9.80%	10.30%
Rate of salary increase	5.00%	5.00%	5.00%
Rate of minimum wage increase	5.00%	5.00%	5.00%
Inflation rate	4.00%	4.00%	4.00%
Biometric:
Mortality	EMSSA-09	EMSSA-09	EMSSA-09
Incapacity	EMSSIH-97	EMSSIH-97	EMSSIH-97
Retirement age	65 years	65 years	65 years
Rotation	20% / 100%	20% / 100%	20% / 100%

Disclosure of net defined benefit liability (asset)
Balance of liabilities for defined benefit obligations:

	December 31, 2024	December 31, 2023	December 31, 2022

Seniority premium
Net defined benefit liability	$58,160	$40,453	$9,270

Retirement plan
Net defined benefit liability	2,182,265	1,479,337	339,010

Employee benefit liability	$2,240,425	$1,519,790	$348,280

Disclosure of defined benefit plan, expected future benefit payments
Based on our assumptions, the benefit amounts expected to be paid in the following years are as follows:

Assumption	Seniority premium	Retirement Plan

2025	14,047	1,375,735
2026	6,137	108,597
2027	5,968	147,447
2028	4,568	80,195
2029	3,741	77,202
2030 onwards	23,699	393,090